CASH GENERATED FROM OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Profit before taxation	$ 958	$ 1,589	$ 619
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	0	0	(6)
Amortisation of tangible and right of use assets (note 4)	474	568	580
Amortisation of intangible assets (note 4)	3	2	3
Finance costs and unwinding of obligations (note 6)	116	177	172
Environmental, rehabilitation, silicosis and other provisions	(20)	(50)	(6)
Impairment and derecognition of assets	7	1	3
Profit on sale of assets	(22)	(2)	0
Other expenses (income)	61	51	41
Interest income	(58)	(27)	(14)
Share of associates and joint ventures’ (profit) loss (note 7)	(249)	(278)	(168)
Other non-cash movements	30	35	43
Movements in working capital	53	(238)	(165)
Cash generated from operations	1,353	1,828	1,102
Decrease (increase) in inventories	58	(83)	(67)
Increase in trade, other receivables and other assets	(49)	(163)	(138)
Increase in trade, other payables and provisions	44	8	40
Movements in working capital	$ 53	$ (238)	$ (165)